Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
Interest (expense) income	$ 4	$ 5
Non-current net defined benefit asset	145	140
Current net defined benefit liability	13	15
Non-current net defined benefit liability	221	227
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,364)	(1,439)
Current service cost for benefits earned during the year	(9)	15
Interest (expense) income	(70)	(69)
Past service cost, including curtailment gains and settlements	196	(1)
Foreign exchange rate changes and other	(17)	28
Components of defined benefit expense recognized in earnings	100	(57)
Changes in financial assumptions	(13)	(47)
Changes in demographic assumptions	(4)	(4)
Gain on plan assets (excluding amounts included in net interest)	0	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	(17)	(51)
Contributions by plan participants	2	3
Employer contributions	0	0
Benefits paid	(85)	(84)
Cash flows	(83)	(81)
Ending Balance	(1,164)	(1,364)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,262)	(1,310)
Current service cost for benefits earned during the year	0	0
Interest (expense) income	66	64
Past service cost, including curtailment gains and settlements	(189)	0
Foreign exchange rate changes and other	10	(21)
Components of defined benefit expense recognized in earnings	(113)	43
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Gain on plan assets (excluding amounts included in net interest)	9	29
Remeasurements of the net defined benefit liability recognized in OCI during the year	9	29
Contributions by plan participants	(2)	(3)
Employer contributions	(18)	(19)
Benefits paid	85	84
Cash flows	65	62
Ending Balance	(1,075)	(1,262)
Net [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(102)	(129)
Current service cost for benefits earned during the year	9	15
Interest (expense) income	(4)	(5)
Past service cost, including curtailment gains and settlements	7	(1)
Foreign exchange rate changes and other	(7)	7
Components of defined benefit expense recognized in earnings	(13)	(14)
Changes in financial assumptions	(13)	(47)
Changes in demographic assumptions	(4)	(4)
Gain on plan assets (excluding amounts included in net interest)	9	29
Remeasurements of the net defined benefit liability recognized in OCI during the year	(8)	(22)
Contributions by plan participants	0	0
Employer contributions	(18)	(19)
Benefits paid	0	0
Cash flows	(18)	(19)
Ending Balance	(89)	(102)
Current net defined benefit liability	13	15
Non-current net defined benefit liability	$ 221	$ 227